Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables And Accruals [Abstract]
Other payables	¥ 169,861,713	$ 24,705,360	¥ 175,237,562
Value added tax and other taxes payable	52,639,207	7,656,055	50,863,338
Accrued rental	2,151,623	312,941	2,987,206
Accrued utilities	3,307,734	481,090	2,482,032
Accruals for membership program	22,259,376	3,237,492	19,684,705
Other accrued expenses	3,839,332	558,408	5,764,060
Unrealized gains from disposal of long-term investment			36,723,048
Payable for business acquisition	10,000,000	1,454,440
Total	¥ 264,058,985	$ 38,405,786	¥ 293,741,951